Accounting policies (Details 1) - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Prepayments	£ 6,426	£ 355	£ 376
FAP Projects [member]
IfrsStatementLineItems [Line Items]
Prepayments	6,110
Deferred revenue	£ 1,470